Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases

15.  Leases

The Group has entered into various non-cancellable operating and finance lease agreements for certain offices, warehouses, retail and service locations, equipment and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The balances for the operating and finance leases where the Group is the lessee are presented as follows within the consolidated balance sheet:

	December 31,	December 31,
	2020	2021
Operating leases:
Right-of-use assets - operating lease	1,350,294	2,988,374
Current portion of operating lease liabilities	547,142	744,561
Non-current operating lease liabilities	1,015,261	2,317,193
Total operating lease liabilities	1,562,403	3,061,754
Finance leases:
Right-of-use assets - finance lease	95,887	66,052
Current portion of finance lease liabilities	33,237	27,815
Non-current finance lease liabilities	55,107	31,646
Total finance lease liabilities	88,344	59,461

The components of lease expenses were as follows:

	Year Ended December 31,
Lease cost:	2020	2021
Amortization of right-of-use assets	499,225	643,895
Interest of operating lease liabilities	96,430	105,990
Expenses for short-term leases within 12 months and other non-lease component	81,022	315,054
Total lease cost	676,677	1,064,939

Other information related to leases where the Group is the lessee is as follows:

	As of December 31,		As of December 31,
	2020		2021
Weighted-average remaining lease term:
Operating leases	3.8	years	6.1	years
Finance leases	3.1	years	3.1	years

Weighted-average discount rate:
Operating leases	5.82%		5.63%
Finance leases	5.70%		5.79%

Supplemental cash flow information related to leases where we are the lessee is as follows:

	For the Year Ended December 31,
	2020	2021
Operating cash outflows from operating leases	544,896	707,721
Operating cash outflows from finance leases (interest payments)	5,729	4,199
Financing cash outflows from finance leases	42,529	32,873
Right-of-use assets obtained in exchange for lease liabilities	279,274	2,133,428

As of December 31, 2020 and 2021, the maturities of our operating and finance lease liabilities (excluding short-term leases) are as follows:

	As of December 31,		As of December 31
	2020		2021
	Operating	Finance	Operating	Finance
	Leases	Leases	Leases	Leases
2021	609,011	36,494	—	—
2022	421,579	29,561	904,537	30,900
2023	287,087	22,515	770,669	23,516
2024	146,459	7,996	517,892	9,021
2025	84,925	36	365,739	106
2026	—	—	266,738	35
Thereafter	175,950	—	819,872	—
Total minimum lease payments	1,725,011	96,602	3,645,447	63,578
Less: Interest	(162,608)	(8,258)	(583,693)	(4,117)
Present value of lease obligations	1,562,403	88,344	3,061,754	59,461
Less: Current portion	(547,142)	(33,237)	(744,561)	(27,815)
Long-term portion of lease obligations	1,015,261	55,107	2,317,193	31,646

As of December 31, 2020 and 2021, the Group had future minimum lease payments for non-cancelable short-term operating leases of RMB55,977 and RMB194,067, respectively.